Loans and Related Allowance for Credit Losses, Allowance for Credit Losses for Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	$ 14,636	$ 15,088
Provision for credit losses	3,690	4,330
Loan charge-offs, total	(5,195)	(5,844)
Loan recoveries, total	1,201	1,072
Net loan charge-offs	(3,994)	(4,772)
Other	5	(10)
Allowance for credit losses, end of period	14,337	14,636
Allowance for loan losses	13,797	14,183
Allowance for unfunded credit commitments	$ 540	$ 453
Net loan charge-offs as a percentage of average total loans	0.43%	0.52%
Allowance for loan losses as a percentage of total loans	1.40%	1.55%
Allowance for credit losses for loans as a percentage of total loans	1.45%	1.60%
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Total net loan charge-offs increase (decrease)	$ 778
Allowance for credit loss for loans, period increase (decrease)	299
Total Commercial [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	7,946	$ 8,412
Provision for credit losses	539	1,079
Loan charge-offs, total	(1,251)	(1,726)
Loan recoveries, total	218	191
Net loan charge-offs	(1,033)	(1,535)
Other	5	(10)
Allowance for credit losses, end of period	7,457	7,946
Total Commercial [Member] | Commercial and industrial loans [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(704)	(729)
Loan recoveries, loans	129	132
Total Commercial [Member] | Commercial real estate [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(497)	(945)
Loan recoveries, loans	76	42
Total Commercial [Member] | Lease financing [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, lease financing	(50)	(52)
Loan recoveries, lease financing	13	17
Total Consumer [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	6,690	6,676
Provision for credit losses	3,151	3,251
Loan charge-offs, loans	(3,944)	(4,118)
Loan recoveries, loans	983	881
Net loan charge-offs	(2,961)	(3,237)
Other	0	0
Allowance for credit losses, end of period	6,880	6,690
Total Consumer [Member] | Residential mortgage [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(69)	(64)
Loan recoveries, loans	122	133
Total Consumer [Member] | Credit card [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(2,963)	(2,842)
Loan recoveries, loans	537	387
Total Consumer [Member] | Auto [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(453)	(652)
Loan recoveries, loans	249	296
Total Consumer [Member] | Other consumer [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(459)	(560)
Loan recoveries, loans	$ 75	$ 65